Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 151,237	$ 179,503
Short-term bank deposits	145,292	2,780
Accounts receivable:
Trade	196,232	153,518
Other	26,163	29,919
Deferred income taxes	6,580	5,913
Inventories	105,109	112,812
Assets of discontinued operations		12,351
Total current assets	630,613	496,796
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities		2,549
Funds in respect of employee rights upon retirement	11,846	13,017
Deferred income taxes	8,999	12,679
Other long-term investments and receivables	2,426	29
TOTAL INVESTMENTS AND OTHER NON-CURRENT ASSETS	23,271	28,274
PROPERTY, PLANT AND EQUIPMENT, net	26,664	24,842
GOODWILL	12,444	12,034
OTHER INTANGIBLE ASSETS, net	54,491	66,395
Total assets	747,483	628,341
Liabilities and equity
Current maturities of long-term bank loan	32,000	32,000
Accounts payable and accruals:
Trade	32,357	26,535
Other	57,590	55,290
Deferred income	25,910	24,421
Liabilities of discontinued operations		2,172
Total current liabilities	147,857	140,418
LONG-TERM LIABILITIES:
Long-term bank loan	64,000	96,000
Liability for employee rights upon retirement	26,797	27,501
Deferred income taxes	1,759	2,188
Other tax liabilities	16,938	12,679
Total long-term liabilities	109,494	138,368
COMMITMENTS AND CONTINGENT LIABILITIES (see note 8)
Total liabilities	257,351	278,786
EQUITY:
Ordinary shares of NIS 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2011 and 2010: 80,000,000 Ordinary Shares Issued at December 31, 2011 and 2010: 45,305,342 and 37,083,584 Ordinary Shares, respectively Outstanding at December 31, 2011 and 2010: 43,312,049 and 35,095,291 Ordinary Shares, respectively	2,092	1,758
Additional paid-in capital	270,966	174,940
Retained earnings	274,148	226,809
Accumulated other comprehensive income (loss)	(1,460)	1,454
Less-treasury shares, at cost (December 31, 2011-1,993,293 Ordinary Shares; December 31, 2010-1,988,293 Ordinary Shares)	(57,192)	(57,192)
Total Orbotech Ltd. shareholders' equity	488,554	347,769
Non-controlling interest	1,578	1,786
Total equity	490,132	349,555
Total liabilities and equity	$ 747,483	$ 628,341